Costs And Expenses by nature - Summary of impairment of accounts receivable (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 4,900	S/ 65,076	S/ 19,109
Trade receivables [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	955	3,065	724
Other accounts receivable [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	2,421	44,252
Trade receivables and due from related parties [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 1,524	S/ 17,759	S/ 18,385